Income Tax/Deferred Tax (Tables)	12 Months Ended
Dec. 31, 2023
Major components of tax expense (income) [abstract]
Summary of Reconciliation of Income Tax Charged to Income
The following is a reconciliation of income tax charged to income as of December 31, 2023, as compared to the previous fiscal year:

	12.31.23	12.31.22	12.31.21
Income Before Income Tax for the Year	544,821,641	201,303,683	288,879,118
Current Tax Rate	35%	35%	35%
Income for the Year at Tax Rate	(190,687,574)	(70,456,289)	(101,107,691)
Permanent Differences at Tax Rate
- Income for Equity Instruments	1,025,496	(480,926)	(274,203)
- Untaxed Income	7,427,467	86,624	1,229,453
- Donations and Other Non-deductible Expenses	(637,849)	(81,075)	(29,973)
- Other	(7,248,363)	(4,007,709)	1,421,215
- Inflation effect	(376,659,710)	(252,956,569)	(168,086,175)
-Tax adjustment	—	—	2,691,141
- Tax inflation adjustment	360,673,706	274,858,560	164,400,746
Total Income Tax Charge for the Year	(206,106,827)	(53,037,384)	(99,755,487)

	12.31.23	12.31.22	12.31.21
Current Income Tax	(294,728,679)	(51,251,420)	(78,655,003)
Deferred Tax Charge(*)	158,829,499	9,804,586	(25,869,956)
Update of the charge tax for inflation effects	(71,622,680)	(10,181,079)	(5,050,214)
Tax Return adjustment from previous fiscal year	1,415,033	(1,409,471)	9,819,686
Total Income Tax Charge for the Year	(206,106,827)	(53,037,384)	(99,755,487)
(*)See Note 19.

Summary of Current Income Tax Liabilities

	12.31.23	12.31.22	12.31.21
Current Income Tax	(294,728,679)	(51,251,420)	(78,655,003)
Tax Advances	22,328,134	23,847,756	23,154,980
Current Income Tax Liabilities	(272,400,545)	(27,403,664)	(55,500,023)

Summary of Accumulated Taxable Net Earnings
For the fiscal year beginning on 01.01.23 and ended 12.31.23:

Accumulated taxable net earnings
Over Ps.	At Ps.	Will pay Ps	Plus %	On the surplus of Ps.
—	14,301	—	25%	—
14,301	143,012	3,575	30%	14,301
143,012	Onwards	42,189	35%	143,012
For the fiscal year beginning on 01.01.22 and ended 12.31.22:

Accumulated taxable net earnings
Over Ps.	At Ps.	Will pay Ps	Plus %	On the surplus of Ps.
—	7,605	—	25%	—
7,605	76,049	1,901	30%	7,605
76,049	Onwards	22,435	35%	76,049